Note 5 - Fixed Assets (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Fixed Assets
Realized a gain on sale of assets	$ 0	$ 0	$ 5,250	$ 0
Proceeds from sale of fixed assets			10,162	0
Sale of fixed assets, Combined carrying value	4,912		4,912
Depreciation expense	$ 5,736	$ 1,306	$ 17,209	$ 2,420	$ 8,725	$ 610